SCHEDULE I - Parent Company Information - Condensed Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2017	Sep. 29, 2016	Sep. 28, 2017	Sep. 29, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Condensed Financial Statements, Captions [Line Items]
Income before income taxes	$ 25,986	$ 22,168	$ 68,551	$ 41,644	$ 54,513	$ 43,006	$ 24,732
Benefit for income taxes	2,731	7,949	13,739	15,312	11,474	16,199	9,634
Net income	$ 23,255	$ 14,219	$ 54,812	$ 26,332	43,039	26,807	15,098
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income from subsidiaries					43,039	26,807	15,098
Income before income taxes					43,039	26,807	15,098
Benefit for income taxes					0	0	0
Net income					$ 43,039	$ 26,807	$ 15,098